February 11, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Balanced Portfolio, Inc.

(File Nos. 033-27247; 811-05773)

ING Intermediate Bond Portfolio

(File Nos. 002-47232; 811-02361)

ING Money Market Portfolio

(File Nos. 002-53038; 811-02565)

ING Strategic Allocation Portfolios, Inc.

(File Nos. 033-88334; 811-08934)

ING Variable Funds

(File Nos. 002-51739; 811-2514)

ING Variable Portfolios, Inc.

(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 52, 85, 79, 47, 91, and 70 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING Balanced Portfolio Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, and ING Variable Portfolios, Inc., (each a “Registrant” and collectively, “Registrants”), respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on May 1, 2014.

The Amendments for the Registrants are being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act and for the purpose of registering Class I shares of an existing series of ING Variable Portfolios, Inc., ING Global Value Advantage Portfolio.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli, Esq.

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Philip A. Newman, Esq.
Goodwin Procter LLP